COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingent Liabilities [Line Items]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 7  - COMMITMENTS AND CONTINGENT LIABILITIES:

From 2009 to 2020, Silexion received several approvals from the IIA for participation in research and development activities performed by Silexion (“Support Grants”) in a total amount of $5.8 million.

The Company is obligated to pay royalties to the IIA amounting to 3%-5% of the sales of the core products and other related revenues generated from such projects, up to 100% of the Support Grants received, linked to the U.S. dollar and bearing interest at the rate of LIBOR. The obligation to pay these royalties is contingent upon actual sales of the products and, in the absence of such sales, no payment is required. In October 2023, it was published that the interest rate on the Support Grants will be replaced with the 12-month term Secured Overnight Financing Rate (SOFR) published on the first trading day of each calendar year.

As of January 1, 2024, due to the cancellation of the LIBOR interest rate, the amount of the obligation is bearing 12-month term SOFR interest rate.

As of December 31, 2024, the total royalty amount that may be payable by the Company is approximately $5.8 million ($6.5 million including interest).